Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and our other NEOs (“Non-PEO NEOs”) and our performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For further information concerning our pay-for-performance philosophy and how we structure our executive compensation to drive and reward performance, refer to “Executive Compensation — Compensation Discussion and Analysis.” The amounts shown for “Compensation Actually Paid” have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by our NEOs; these amounts reflect the Summary Compensation Table total with certain adjustments as described in the following table and footnotes.
Year	Summary Compensation Table Total for PEO (Eschenbach) ($)(1)	Compensation Actually Paid to PEO (Eschenbach) ($)(4)(5)	Summary Compensation Table Total for PEO (Bhusri) ($)(2)	Compensation Actually Paid to PEO (Bhusri) ($)(4)	Summary Compensation Table Total for PEO (Fernandez) ($)(2)	Compensation Actually Paid to PEO (Fernandez) ($)(4)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)(6)	Value of Initial Fixed $100 Investment Based On:(7)		Net Income ($ millions)(8)	Adjusted Subscription Revenues ($ millions)(9)
									Total Shareholder Return ($)	Peer Group Total Shareholder Return
(a)	(b)(1)	(c)(1)	(b)(2)	(c)(2)	(b)(3)	(c)(3)	(d)	(e)	(f)	(g)	(h)	(i)
Fiscal 2025	26,173,192	11,431,418	—	—	—	—	22,383,515	15,806,061	142	194	526	7.70
Fiscal 2024	2,521,664	83,532,656	47,334,656(10)	55,478,130	—	—	17,598,668	26,543,948	158	179	1,381	6.61
Fiscal 2023	102,685,309	109,947,072	17,297,412	9,397,020	19,986,871	3,030,084	10,404,679	3,826,484	98	119	(367)	5.58
Fiscal 2022	—	—	18,431,406	19,634,025	22,015,513	27,405,062	9,768,972	11,928,801	137	146	29	4.55
Fiscal 2021	—	—	2,693,925	5,713,506	27,057,774	37,492,416	10,037,001	17,263,222	123	132	(282)	3.79

(1)
Carl Eschenbach served as our Co-Chief Executive Officer from December 20, 2022, through January 2024 and currently serves as our sole Chief Executive Officer.
(2)
Aneel Bhusri served as our Co-Chief Executive Officer from August 2020 through January 2024, the end of our fiscal 2024, and currently serves as our Executive Chair. Chano Fernandez served as our Co-Chief Executive Officer from August 2020 through December 20, 2022.

(3)
The individuals comprising the Non-PEO NEOs for each year are listed below:

Fiscal 2025	Fiscal 2024	Fiscal 2023	Fiscal 2022	Fiscal 2021
Aneel Bhusri	James J. Bozzini	James J. Bozzini	James J. Bozzini	James J. Bozzini
Sayan Chakraborty	Sayan Chakraborty	Barbara A. Larson	Douglas A. Robinson	Richard H. Sauer
Robert Enslin	Barbara A. Larson	Douglas A. Robinson	Richard H. Sauer	Robynne D. Sisco
Douglas A. Robinson	Douglas A. Robinson	Richard H. Sauer	Robynne D. Sisco
Zane Rowe	Zane Rowe

(4)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as required by Item 402(v) of Regulation S-K, as set forth in the tables below. The fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns has been estimated pursuant to the guidance in ASC Topic 718. The fair values of RSU and PVU awards that are subject to solely service-based vesting criteria are calculated using the closing price of our Class A common stock on applicable year-end dates, or, in the case of vesting dates, the closing price on the date prior to the applicable vesting dates.

(5)
Compensation Actually Paid to Mr. Eschenbach for fiscal 2025 reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

Fiscal 2025
Total Reported in Summary Compensation Table (SCT)($)	26,173,192
Less, value of Stock Awards reported in SCT	23,909,133
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	24,499,989
Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding(i)	(10,879,727)
Plus, FMV of Awards Granted this Year and that Vested this Year	—
Plus, Change in Fair Value (from prior year-end) of Prior Year Awards that Vested this year(ii)	(4,452,903)
Less Prior Year Fair Value of Prior Year Awards that Failed to vest this year	—
Total Adjustments	9,167,359
Compensation Actually Paid	11,431,418

(i)
Reflects Mr. Eschenbach’s unvested time-based RSUs, unearned portions of the PVU award that remain eligible for achievement and earned portion of the PVU award that remain subject to on-going time based vesting. The change in fair value for the unearned portion of the PVU award is computed in accordance with ASC Topic 718 using the Monte Carlo simulation model, including updated input variables for such model, as of January 31, 2025. The amount does not reflect the actual economic value that may ultimately be realized by Mr. Eschenbach.
(ii)
Reflects Mr. Eschenbach’s time-based RSUs that vested during fiscal 2025 and earned portions of the PVU award that also became time-vested during fiscal 2025. The amount does not reflect the actual economic value that may ultimately be realized by Mr. Eschenbach.

(6)
The average Compensation Actually Paid to the Non-PEO NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

Fiscal 2025
Total Reported in Summary Compensation Table (SCT)($)	22,383,515
Less, value of Stock Awards reported in SCT	20,722,076
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	18,210,549
Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	(1,812,701)
Plus, FMV of Awards Granted this Year and that Vested this Year	—
Plus, Change in Fair Value (from prior year-end) of Prior Year Awards that Vested this year	(2,253,226)
Less Prior Year Fair Value of Prior Year Awards that Failed to vest this year	—
Total Adjustments	14,144,621
Compensation Actually Paid	15,806,061

(7)
The Peer Group Total Shareholder Return set forth in this table utilizes the S&P 1500 Application Software Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the fiscal year ended January 31, 2025. The comparison assumes $100 was invested for the period starting January 31, 2020, through the end of the listed year in Workday Class A common stock and in the S&P 1500 Application Software Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(8)
The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable fiscal year.

(9)
We determined adjusted subscription revenue to be the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in fiscal 2025. Subscription revenue primarily consist of fees that give our customers access to our cloud applications, which include related customer support. Subscription revenue is recognized over time as services are delivered and consumed concurrently over the contractual term, beginning on the date our service is made available to the customer. Adjusted subscription revenue is subscription revenue adjusted for the impact of foreign currency rate fluctuations and certain acquisitions. See Appendix A for a reconciliation of GAAP subscription revenue to adjusted subscription revenue.
(10)
The fiscal 2024 amount reported for Mr. Bhusri in this column includes the grant date fair value of a fiscal 2024 RSU award granted to Mr. Bhusri ($28,122,190), as well as the incremental fair value relating to Mr. Bhusri’s fiscal 2023 and 2022 equity awards required to be reported under Topic 718 in connection with Mr. Bhusri’s transition from Co-Chief Executive Officer to Executive Chair during fiscal 2024, as further discussed above in Footnote 8 to the Summary Compensation Table. These amounts are non-cash charges reportable for the accounting modification and are not additional amounts received by Mr. Bhusri.

Company Selected Measure Name	Adjusted Subscription Revenues
Named Executive Officers, Footnote
(1)
Carl Eschenbach served as our Co-Chief Executive Officer from December 20, 2022, through January 2024 and currently serves as our sole Chief Executive Officer.
(2)
Aneel Bhusri served as our Co-Chief Executive Officer from August 2020 through January 2024, the end of our fiscal 2024, and currently serves as our Executive Chair. Chano Fernandez served as our Co-Chief Executive Officer from August 2020 through December 20, 2022.

(3)
The individuals comprising the Non-PEO NEOs for each year are listed below:

Fiscal 2025	Fiscal 2024	Fiscal 2023	Fiscal 2022	Fiscal 2021
Aneel Bhusri	James J. Bozzini	James J. Bozzini	James J. Bozzini	James J. Bozzini
Sayan Chakraborty	Sayan Chakraborty	Barbara A. Larson	Douglas A. Robinson	Richard H. Sauer
Robert Enslin	Barbara A. Larson	Douglas A. Robinson	Richard H. Sauer	Robynne D. Sisco
Douglas A. Robinson	Douglas A. Robinson	Richard H. Sauer	Robynne D. Sisco
Zane Rowe	Zane Rowe

Peer Group Issuers, Footnote
(7)
The Peer Group Total Shareholder Return set forth in this table utilizes the S&P 1500 Application Software Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the fiscal year ended January 31, 2025. The comparison assumes $100 was invested for the period starting January 31, 2020, through the end of the listed year in Workday Class A common stock and in the S&P 1500 Application Software Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
(5)
Compensation Actually Paid to Mr. Eschenbach for fiscal 2025 reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

Fiscal 2025
Total Reported in Summary Compensation Table (SCT)($)	26,173,192
Less, value of Stock Awards reported in SCT	23,909,133
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	24,499,989
Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding(i)	(10,879,727)
Plus, FMV of Awards Granted this Year and that Vested this Year	—
Plus, Change in Fair Value (from prior year-end) of Prior Year Awards that Vested this year(ii)	(4,452,903)
Less Prior Year Fair Value of Prior Year Awards that Failed to vest this year	—
Total Adjustments	9,167,359
Compensation Actually Paid	11,431,418

(i)
Reflects Mr. Eschenbach’s unvested time-based RSUs, unearned portions of the PVU award that remain eligible for achievement and earned portion of the PVU award that remain subject to on-going time based vesting. The change in fair value for the unearned portion of the PVU award is computed in accordance with ASC Topic 718 using the Monte Carlo simulation model, including updated input variables for such model, as of January 31, 2025. The amount does not reflect the actual economic value that may ultimately be realized by Mr. Eschenbach.
(ii)
Reflects Mr. Eschenbach’s time-based RSUs that vested during fiscal 2025 and earned portions of the PVU award that also became time-vested during fiscal 2025. The amount does not reflect the actual economic value that may ultimately be realized by Mr. Eschenbach.

Non-PEO NEO Average Total Compensation Amount	$ 22,383,515	$ 17,598,668	$ 10,404,679	$ 9,768,972	$ 10,037,001
Non-PEO NEO Average Compensation Actually Paid Amount	$ 15,806,061	26,543,948	3,826,484	11,928,801	17,263,222
Adjustment to Non-PEO NEO Compensation Footnote
(6)
The average Compensation Actually Paid to the Non-PEO NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

Fiscal 2025
Total Reported in Summary Compensation Table (SCT)($)	22,383,515
Less, value of Stock Awards reported in SCT	20,722,076
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	18,210,549
Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	(1,812,701)
Plus, FMV of Awards Granted this Year and that Vested this Year	—
Plus, Change in Fair Value (from prior year-end) of Prior Year Awards that Vested this year	(2,253,226)
Less Prior Year Fair Value of Prior Year Awards that Failed to vest this year	—
Total Adjustments	14,144,621
Compensation Actually Paid	15,806,061

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid versus Total Shareholder Return
Compensation Actually Paid vs. Net Income	Compensation Actually Paid versus Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid versus Adjusted Subscription Revenue
Total Shareholder Return Vs Peer Group	Compensation Actually Paid versus Total Shareholder Return
Tabular List, Table
Tabular List of Most Important Financial and Non-Financial Performance Measures
The following table is an unranked list of the financial and non-financial performance measures that we consider having been the most important in linking Compensation Actually Paid to our PEO and non-PEO NEOs for fiscal 2025 to company performance, as further described in “Executive Compensation — Compensation Discussion and Analysis”. Time-vesting equity compensation makes up a material portion of the total compensation for our executives, thus, the price of our Class A common stock directly ties to Compensation Actually Paid.
Adjusted Subscription Revenue Annual Customer Satisfaction Score Workday Class A Common Stock Price

Total Shareholder Return Amount	$ 142	158	98	137	123
Peer Group Total Shareholder Return Amount	194	179	119	146	132
Net Income (Loss)	$ 526,000,000	$ 1,381,000,000	$ (367,000,000)	$ 29,000,000	$ (282,000,000)
Company Selected Measure Amount	7,700,000	6,610,000	5,580,000	4,550,000	3,790,000
PEO Name	Carl Eschenbach
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Subscription Revenue
Non-GAAP Measure Description
(9)
We determined adjusted subscription revenue to be the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in fiscal 2025. Subscription revenue primarily consist of fees that give our customers access to our cloud applications, which include related customer support. Subscription revenue is recognized over time as services are delivered and consumed concurrently over the contractual term, beginning on the date our service is made available to the customer. Adjusted subscription revenue is subscription revenue adjusted for the impact of foreign currency rate fluctuations and certain acquisitions. See Appendix A for a reconciliation of GAAP subscription revenue to adjusted subscription revenue.

Measure:: 2
Pay vs Performance Disclosure
Name	Annual Customer Satisfaction Score
Measure:: 3
Pay vs Performance Disclosure
Name	Workday Class A Common Stock Price
Carl Eschenbach [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 26,173,192	$ 2,521,664	$ 102,685,309
PEO Actually Paid Compensation Amount	11,431,418	83,532,656	109,947,072
Aneel Bhusri [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		47,334,656	17,297,412	18,431,406	2,693,925
PEO Actually Paid Compensation Amount		55,478,130	9,397,020	19,634,025	5,713,506
Stock Issued During Period, Value, Restricted Stock Award, Gross		28,122,190
Chano Fernandez [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			19,986,871	22,015,513	27,057,774
PEO Actually Paid Compensation Amount			$ 3,030,084	$ 27,405,062	$ 37,492,416
PEO | Carl Eschenbach [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,909,133)
PEO | Carl Eschenbach [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,167,359
PEO | Carl Eschenbach [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,499,989
PEO | Carl Eschenbach [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,879,727)
PEO | Carl Eschenbach [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Carl Eschenbach [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,452,903)
PEO | Carl Eschenbach [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,722,076)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,144,621
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,210,549
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,812,701)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,253,226)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount